UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® California
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2013

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
California Municipal Income Fund

1.819030.108

ASCM-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount (000s)	Value (000s)
California - 98.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 403
5% 8/1/18	330	349
5% 8/1/19	555	584
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,475
Series 2012 A:
5% 8/1/24	1,000	1,144
5% 8/1/25	1,245	1,408
5% 8/1/27	300	336
5% 8/1/28	400	444
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,161
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,479
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
5.3% 10/1/23 (AMBAC Insured)	835	919
5.4% 10/1/24 (AMBAC Insured)	4,585	5,045
5.45% 10/1/25 (AMBAC Insured)	5,160	5,675
Series 2013 A:
5% 10/1/24	5,000	5,950
5% 10/1/25	5,245	6,185
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	3,077
5% 12/1/20 (AMBAC Insured)	2,810	3,225
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,920
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,880	2,069
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,205
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,070
0% 9/1/22 (FSA Insured)	5,150	3,664
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,490
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,177
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	$ 5,615	$ 5,761
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,626
Bay Area Infrastructure Fing. Auth. 5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,030	5,284
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	6,234
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,871
5% 6/1/25	4,355	5,157
5% 6/1/27	2,755	3,205
5% 6/1/28	3,045	3,522
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,136
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,351
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,467
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,095
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	4,831
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	905
0% 8/1/18 (AMBAC Insured)	2,000	1,748
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,996
Series AI, 5% 12/1/25	2,700	3,248
California Econ. Recovery Series 2009 A:
5% 7/1/19	1,725	2,075
5% 7/1/22	3,800	4,203
5.25% 7/1/14	695	732
5.25% 7/1/21	9,910	11,812
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,137
6% 3/1/38	1,000	1,125
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,671
5% 2/1/17	1,000	1,046
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,280	$ 2,102
Series 2010 A, 5% 10/1/25	5,860	6,552
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,021
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,836
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,542
Series 2009, 5% 1/1/39	2,700	2,951
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	941
4% 9/1/21	1,000	1,080
4% 9/1/22	740	791
4% 9/1/23	1,080	1,148
4% 9/1/24	1,125	1,193
5% 9/1/19	400	468
5% 9/1/39	5,000	5,296
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2013:
5.25% 2/1/22 (Pre-Refunded to 8/1/13 @ 100)	765	771
5.25% 2/1/28	1,430	1,439
5.25% 2/1/28 (Pre-Refunded to 8/1/13 @ 100)	345	348
Series 2013-1:
5.25% 2/1/22	815	820
5.25% 2/1/22 (Pre-Refunded to 8/1/13 @ 100)	40	40
4.5% 8/1/30	3,250	3,442
5% 3/1/15	2,130	2,300
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,634
5% 9/1/17	750	832
5% 3/1/19	3,000	3,455
5% 2/1/22	9,400	11,357
5% 8/1/22	1,500	1,676
5% 10/1/22	1,355	1,603
5% 11/1/22	1,600	1,828
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,198
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 12/1/22	$ 3,500	$ 3,999
5% 2/1/23	1,095	1,123
5% 2/1/23	25,000	29,829
5% 3/1/26	2,800	3,056
5% 6/1/26	2,600	2,777
5% 6/1/31	2,000	2,125
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,072
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.125% 11/1/24 (Pre-Refunded to 11/1/13 @ 100)	2,800	2,856
5.125% 2/1/26	2,800	2,871
5.25% 2/1/14 (Pre-Refunded to 8/1/13 @ 100)	3,925	3,956
5.25% 2/1/14 (Pre-Refunded to 8/1/13 @ 100)	120	121
5.25% 10/1/14	140	142
5.25% 10/1/17	105	107
5.25% 11/1/18 (Pre-Refunded to 11/1/13 @ 100)	2,235	2,281
5.25% 11/1/18 (Pre-Refunded to 11/1/13 @ 100)	765	781
5.25% 2/1/20 (Pre-Refunded to 8/1/13 @ 100)	6,590	6,642
5.25% 2/1/20 (Pre-Refunded to 8/1/13 @ 100)	215	217
5.25% 2/1/22 (Pre-Refunded to 8/1/13 @ 100)	400	403
5.25% 9/1/23	7,200	8,601
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 11/1/29 (Pre-Refunded to 11/1/13 @ 100)	2,000	2,041
5.25% 12/1/33	105	109
5.25% 4/1/35	3,500	3,956
5.25% 3/1/38	11,375	12,550
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	9,020
5.5% 4/1/30	25	26
5.5% 11/1/33	22,945	23,287
5.5% 11/1/33 (Pre-Refunded to 11/1/13 @ 100)	6,495	6,636
5.5% 11/1/34	2,535	2,961
5.5% 11/1/39	1,810	2,084
6% 4/1/18	1,570	1,921
6% 3/1/33	20,050	24,684
6% 4/1/38	1,190	1,415
6.5% 4/1/33	11,650	14,352
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	$ 2,050	$ 2,184
Series 2008 L, 5.125% 7/1/22	2,255	2,403
Series 2009 E, 5.625% 7/1/25	11,000	12,638
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,580
Series 2009, 5% 8/15/39	5,000	5,388
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,838
5% 11/15/23	2,000	2,245
5% 11/15/24	4,500	5,012
5% 11/15/34	3,150	3,365
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,280
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,293
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	115
6.5% 10/1/38	4,910	5,816
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,247
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,415
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	4,934
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,237
Series 2008 A3, 5.5% 11/15/40	3,090	3,573
Series 2011 A, 5% 3/1/20	3,250	3,799
Series 2011 D:
5% 8/15/22	900	1,059
5% 8/15/23	700	823
5% 8/15/24	1,250	1,465
5% 8/15/25	2,000	2,290
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,066
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,124
5% 12/1/32	1,000	1,035
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(Performing Arts Ctr. of Los Angeles County Proj.): Series 2007:
5% 12/1/42	$ 3,000	$ 3,054
Series 2005, 5% 10/1/33	7,235	7,520
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,402
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	339
5% 7/1/20	500	563
5.125% 7/1/23	1,150	1,269
5.75% 7/1/40	5,155	5,649
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,177
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,480
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,347
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,600
5% 6/1/14	2,000	2,091
5.25% 6/1/24	5,400	5,755
5.25% 6/1/25	5,000	5,318
5.25% 6/1/30	4,000	4,189
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,415
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,868
Series 2006 G:
5% 11/1/20	1,825	1,985
5% 11/1/21	2,020	2,194
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	5,010
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,017
(Coalinga State Hosp. Proj.):
Series 2004 A:
5.5% 6/1/15 (Pre-Refunded to 6/1/14 @ 100)	1,000	1,053
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Coalinga State Hosp. Proj.):
Series 2004 A:
5.5% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	$ 9,980	$ 10,504
Series 2013 E, 5% 6/1/29	7,000	7,779
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,455	2,706
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,269
Series 2011 C:
5% 10/1/27	9,530	10,598
5.25% 10/1/24	4,170	4,890
5.25% 10/1/25	2,875	3,355
5.75% 10/1/31	4,000	4,673
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	1,260	1,314
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	630	656
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	5,545	5,770
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15 (Pre-Refunded to 12/1/13 @ 100)	6,100	6,258
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,210	4,388
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	3,080
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	3,009
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25 (Pre-Refunded to 6/1/14 @ 100)	3,000	3,143
5.125% 6/1/29 (Pre-Refunded to 6/1/14 @ 100)	5,000	5,244
5.5% 6/1/19 (Pre-Refunded to 6/1/14 @ 100)	2,000	2,105
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Pre-Refunded to 12/1/13 @ 100)	4,775	4,899
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,413
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,745
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	7,025
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	6,177
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	$ 2,500	$ 2,508
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,634
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,838
Series 2006 E:
5% 10/1/23	2,410	2,702
5.25% 10/1/21	2,900	3,297
(Univ. Proj.) Series 2012 D:
5% 9/1/24	1,700	1,970
5% 9/1/24	1,865	2,161
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,162
5% 4/1/25	5,300	6,045
Series 2012 G, 5% 11/1/25	2,500	2,854
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,558
5% 12/1/23	2,800	3,290
Series 2009 G1, 5.75% 10/1/30	1,800	2,077
Series 2009 I:
5.5% 11/1/23	1,535	1,810
6.125% 11/1/29	1,200	1,458
6.25% 11/1/21	2,000	2,488
6.375% 11/1/34	3,000	3,646
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,675	4,353
5.75% 11/1/28	6,525	7,682
6% 11/1/40	7,240	8,394
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,100	5,482
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (Pre-Refunded to 6/1/13 @ 100)	1,810	1,810
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,384
(Daughters of Charity Health Sys. Proj.):
Series 2003 A, 5.25% 7/1/35	1,180	1,230
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Daughters of Charity Health Sys. Proj.):
Series 2005 G, 5.25% 7/1/13	$ 1,475	$ 1,480
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	140
5% 8/15/19	50	58
5.75% 8/15/38	3,000	3,379
6.25% 8/15/33	2,500	2,938
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,507
Series 2007 A:
4.75% 4/1/33	2,000	2,086
5% 4/1/31	4,900	5,217
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,255	10,320
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,922
(Sutter Health Systems Proj.) Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	4,299
(Trinity Health Cr. Group Proj.) Series 2011 CA, 5% 12/1/41	10,000	10,955
Series 2005 A:
5% 7/1/39	3,515	3,629
5.25% 7/1/30	10,715	11,277
Series 2005 H, 5.25% 7/1/25	5,765	6,082
Series 2012 A, 5% 4/1/42	2,800	3,026
5.375% 6/1/26	2,520	2,875
6% 6/1/33	3,020	3,547
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	987
0% 5/1/16	1,365	1,326
0% 5/1/17	1,155	1,091
0% 5/1/18	1,335	1,221
0% 5/1/19	1,000	876
0% 5/1/34 (a)	5,300	4,355
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,665
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,136
5% 11/1/25 (AMBAC Insured)	3,820	4,323
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A: - continued
5% 11/1/33 (AMBAC Insured)	$ 5,000	$ 5,543
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,900
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,329
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (Pre-Refunded to 2/1/15 @ 100)	1,200	1,299
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,597
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,839
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23	1,500	1,790
5% 3/1/24	2,000	2,374
5% 3/1/25	2,000	2,356
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	645	728
5% 9/1/28	1,250	1,383
5% 9/1/32	1,125	1,233
5% 9/1/35	585	633
Series A:
5% 8/1/22 (FSA Insured)	1,470	1,662
5% 8/1/25 (FSA Insured)	1,435	1,613
5% 8/1/26 (FSA Insured)	2,000	2,243
5% 8/1/27 (FSA Insured)	1,785	1,999
5% 8/1/31 (FSA Insured)	5,000	5,555
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Pre-Refunded to 8/1/14 @ 101)	5,600	5,967
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,737
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,594
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,065
Cupertino California Union School District:
5% 8/1/18	1,735	2,086
5% 8/1/19	1,120	1,367
Davis Spl. Tax Rev. Series 2007:
5% 9/1/13 (AMBAC Insured)	655	659
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Davis Spl. Tax Rev. Series 2007: - continued
5% 9/1/14 (AMBAC Insured)	$ 690	$ 709
5% 9/1/15 (AMBAC Insured)	725	756
5% 9/1/18 (AMBAC Insured)	835	881
5% 9/1/20 (AMBAC Insured)	925	957
5% 9/1/22 (AMBAC Insured)	1,020	1,052
Desert Sands Unified School District Series 2013 B:
5% 6/1/27 (b)	2,000	2,326
5% 6/1/28 (b)	2,000	2,313
5% 6/1/29 (b)	1,650	1,893
5% 6/1/30 (b)	2,500	2,848
5% 6/1/31 (b)	1,750	1,987
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,218
6% 3/1/20 (FSA Insured)	1,000	1,175
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,494
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,516
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,882
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	972
0% 10/1/25 (AMBAC Insured)	1,665	914
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	749
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	2,187
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,278
0% 11/1/16 (Escrowed to Maturity)	3,500	3,404
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Pre-Refunded to 8/1/14 @ 100)	3,000	3,182
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,579
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,054
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,430	$ 2,397
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,761
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,482
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,482
Series C, 5% 8/1/36	10,000	11,146
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,871
5.75% 1/15/40	8,155	8,161
5.875% 1/15/27	4,000	4,093
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,605
5.875% 1/15/29	4,000	4,080
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,655
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	10,672
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,106
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	21,080	21,080
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,597
5% 6/1/45	12,125	12,597
5% 6/1/45	2,775	2,883
Series 2007 A1:
5% 6/1/13	1,000	1,000
5% 6/1/14	2,000	2,075
5% 6/1/15	1,000	1,073
Series 2013 A, 5% 6/1/30	6,000	6,673
5% 6/1/45 (FSA Insured)	235	244
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,321
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	$ 1,750	$ 1,917
5% 9/2/23	1,000	1,158
5% 9/2/25	500	567
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	488
5% 8/1/22	450	536
5% 8/1/23	485	574
5% 8/1/24	1,000	1,170
5% 8/1/26	1,370	1,574
5% 8/1/28	760	862
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,486
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	5,097
Series 2005 A, 5% 12/1/14	4,500	4,730
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,150
5% 8/1/25	1,000	1,138
5% 8/1/26	1,000	1,126
5% 8/1/27	1,000	1,118
5% 8/1/28	1,000	1,108
5% 8/1/29	1,000	1,100
5% 8/1/30	1,000	1,095
5% 8/1/31	1,000	1,094
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,328
Long Beach Cmnty. College Series 2008 A:
0% 6/1/28 (FSA Insured)	3,525	1,806
0% 6/1/31 (FSA Insured)	9,750	4,220
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,197
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,782
Series A, 5.75% 8/1/33	2,800	3,359
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,025	12,066
Series 2009 A, 5.5% 8/1/29	1,000	1,168
Series 2010 C, 5.25% 8/1/39	1,300	1,520
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	$ 2,805	$ 2,961
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity)	3,380	3,376
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,361
5% 3/1/23	1,600	1,877
(Disney Parking Proj.):
0% 9/1/14 (AMBAC Insured)	3,860	3,813
0% 3/1/18	3,000	2,731
0% 3/1/19	3,200	2,787
0% 3/1/20	1,000	829
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21	6,200	7,711
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,056
5.375% 9/1/17 (FSA Insured)	1,095	1,106
5.375% 9/1/18 (FSA Insured)	1,155	1,166
5.375% 9/1/19 (FSA Insured)	1,210	1,220
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,700
Los Angeles Dept. Arpt. Rev. Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,103
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,377
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,543
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	3,009
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2004 C, 5% 7/1/34 (Pre-Refunded to 7/1/14 @ 100)	1,500	1,577
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	7,865	9,346
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,063
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Muni. Impt. Corp. Lease Rev.: - continued
Series 2012 C, 5% 3/1/26	$ 3,000	$ 3,350
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,150
Series 2007 A1, 4.5% 1/1/28	6,900	7,398
Series 2011 A1, 5% 7/1/21	10,510	12,911
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	10,000	12,044
Series 2012 B, 5% 6/1/28	4,800	5,547
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,500	1,811
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,652
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	540
5% 7/1/39	4,095	4,357
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,637
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	781
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,565
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,774
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,561
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,633
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,193
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,645
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	939
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	872
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	4,017
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	788
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	$ 1,650	$ 1,844
5% 9/1/25	1,000	1,098
5% 9/1/26	1,155	1,267
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,496
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,941
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,562
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,006
12% 8/1/17 (FSA Insured)	1,000	1,429
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.):
Series 2009 A, 5% 12/1/24	2,000	2,084
Series 2011 A, 6% 12/1/40	3,000	3,608
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,766
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,114
5% 9/1/17 (AMBAC Insured)	2,735	3,110
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	5,192
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	2,222
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	3,000	3,508
Series 2012, 5% 1/15/25	3,460	3,966
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	1,000	1,169
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,008
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,200
6.5% 8/1/24	1,220	1,388
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,389
5% 2/1/23	5,000	5,676
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	$ 5,000	$ 2,087
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	4,735	4,741
Placentia Pub. Fing. Auth. Rev. 4% 9/1/13	1,855	1,864
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,581
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	752
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	11,574
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,256
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,526
Series 2011 O, 5% 5/1/22 (d)	4,500	5,177
Series 2012 P:
5% 5/1/22 (d)	2,500	2,907
5% 5/1/24 (d)	2,820	3,211
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	5,427
Series 2011, 0% 8/1/46	10,150	1,993
Series B:
0% 8/1/33	4,840	1,943
0% 8/1/35	9,000	3,202
0% 8/1/37	6,325	2,006
0% 8/1/38	20,710	6,204
0% 8/1/40	5,000	1,339
0% 8/1/41	5,000	1,269
Poway Unified School District Pub. Fing. 5% 9/15/26	940	1,060
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,685	6,586
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,711
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	3,907
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	$ 2,020	$ 2,040
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,144
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,788
Rocklin Unified School District:
Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	1,828
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	4,199
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	4,165
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,129
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	3,579
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,006
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	983
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,254
Sacramento City Fing. Auth. Rev.:
(Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	7,131
Series A, 0% 12/1/26 (FGIC Insured)	6,000	3,090
Sacramento Muni. Util. District Elec. Rev.:
Series 2003 R, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100)	4,830	4,875
Series 2012 Y, 5% 8/15/27	2,800	3,240
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,971
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	3,048
San Bernadino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured) (b)	1,100	1,293
5% 8/1/24 (FSA Insured) (b)	1,250	1,451
5% 8/1/25 (FSA Insured) (b)	2,000	2,291
5% 8/1/27 (FSA Insured) (b)	2,000	2,253
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	5,900	7,446
6.5% 8/1/28 (Pre-Refunded to 8/1/18 @ 100)	2,445	3,116
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	$ 3,000	$ 3,271
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	11,416
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,443
San Diego Pub. Facilities Fing. Auth. (Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,939
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,216
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,706
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,205
5% 11/15/17 (AMBAC Insured)	2,000	2,197
5% 11/15/18 (AMBAC Insured)	2,000	2,190
(The Bishop's School Proj.) Series A, 6% 9/1/34 (Pre-Refunded to 9/1/14 @ 100)	2,090	2,238
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2005:
5% 7/1/14 (Escrowed to Maturity) (d)	1,000	1,048
5.25% 7/1/16 (Escrowed to Maturity) (d)	1,400	1,590
Series 2013 A, 5% 7/1/43	18,840	20,536
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,710
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	4,053
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,635	954
Series 2008 C:
0% 7/1/40	15,985	4,254
0% 7/1/42	16,185	3,862
Series 2008 E, 0% 7/1/47 (a)	8,700	3,537
Series C:
0% 7/1/46	13,500	2,636
0% 7/1/47	4,000	744
San Fran City and County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	885	943
5% 8/1/19	1,115	1,241
5% 8/1/21	800	907
5% 8/1/23	1,000	1,138
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Fran City and County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A: - continued
5% 8/1/24	$ 750	$ 851
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,005
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,519
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	3,022
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,145
6.625% 8/1/39	1,000	1,154
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,354
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,079
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,981
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,672
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	5,836
5.5% 1/15/28	1,060	1,060
Series A:
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,746
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	2,877
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	1,930
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,081
5% 6/1/26	3,000	3,453
5% 6/1/33	9,035	10,008
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,329
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Int'l. Arpt. Rev. Series 2007 A: - continued
5% 3/1/24 (AMBAC Insured) (d)	$ 9,690	$ 10,492
5% 3/1/37 (AMBAC Insured) (d)	10,000	10,319
San Jose Unified School District Santa Clara County Series 2002 B, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,750	1,926
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,221
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,960
San Marcos Unified School District Series A, 5% 8/1/38	5,000	5,435
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,777
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,139
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,486
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,012
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	962
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,457
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,077
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,758
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,622
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,212
0% 9/1/22 (AMBAC Insured)	2,900	2,071
0% 9/1/25 (AMBAC Insured)	6,800	4,163
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	558
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,661
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,687
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,453
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,495	$ 1,409
Stockton Unified School District Gen. Oblig.:
5% 7/1/23 (FSA Insured)	1,270	1,439
5% 7/1/24 (FSA Insured)	1,350	1,516
5% 7/1/25 (FSA Insured)	1,060	1,182
5% 7/1/26 (FSA Insured)	1,110	1,228
5% 7/1/27 (FSA Insured)	1,065	1,171
5% 1/1/29 (FSA Insured)	600	651
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,471
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,035
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	6,060
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,356
6% 6/1/22	1,100	1,104
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,989
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,792
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	2,900	3,017
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,263
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	3,002
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	919
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,392
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G:
4% 5/15/19	1,305	1,456
4% 5/15/20	615	683
5% 5/15/19	2,830	3,316
Univ. of California Revs.:
(Ltd. Proj.) Series 2007 D, 5% 5/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,694
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	786
5.5% 5/15/24 (AMBAC Insured)	370	371
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Series 2009 O, 5.75% 5/15/34	$ 9,900	$ 11,697
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	2,093
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,076
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100)	1,380	1,485
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,920
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,174
5% 11/1/25	1,000	1,165
5% 11/1/26	1,000	1,156
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,318
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,340
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,326
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,185
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	542
5.25% 8/1/16 (Pre-Refunded to 8/1/13 @ 100)	1,000	1,008
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,391
6.25% 7/1/39	7,015	7,967
Series 2010 A, 5.5% 7/1/38	3,100	3,372
Series A:
5% 7/1/23	1,460	1,571
5% 7/1/25	1,665	1,775
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,685
Series 2012, 5% 8/1/32	8,265	9,140
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,895
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,423
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,558
		1,918,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
5.375% 10/1/14	$ 685	$ 706
5.875% 10/1/18	1,565	1,722
		2,428
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 3.062% 7/1/21 (FGIC Insured) (c)	4,600	4,157
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,397
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A, 0% 8/1/54 (AMBAC Insured)	5,770	500
		12,054
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,633
Series 2009 B, 5% 10/1/25	1,500	1,650
Series A, 5.25% 10/1/15	1,255	1,327
		4,610
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,798,892)	1,937,503
NET OTHER ASSETS (LIABILITIES) - 0.8%	14,658
NET ASSETS - 100%	$ 1,952,161
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $1,796,993,000. Net unrealized appreciation aggregated $140,510,000, of which $145,426,000 related to appreciated investment securities and $4,916,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California
Short-Intermediate Tax-Free

Bond Fund

May 31, 2013

1.832123.107

CSI-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.6%
	Principal Amount	Value
California - 91.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007, 4.375% 8/1/13	$ 220,000	$ 220,915
(Sharp HealthCare Proj.):
Series 2011 A:
5% 8/1/17	5,065,000	5,820,647
5% 8/1/18	2,645,000	3,095,417
5% 8/1/22	1,655,000	1,929,283
Series 2012 A:
4% 8/1/21	1,000,000	1,109,240
5% 8/1/19	1,200,000	1,418,172
Series 2012 C3, 2.15% 7/1/19	2,250,000	2,243,633
Alameda Corridor Trans. Auth. Rev. Series 2013 A:
5% 10/1/19	1,000,000	1,190,390
5% 10/1/20	1,730,000	2,064,928
5% 10/1/21	2,000,000	2,393,440
Alameda County Wtr. District Rev.:
2.5% 6/1/14	1,885,000	1,927,243
2.5% 6/1/15	895,000	933,467
2.5% 6/1/16	1,070,000	1,125,244
3% 6/1/15	525,000	552,767
3% 6/1/16	525,000	560,978
Alameda Unified School District Gen. Oblig. Series 2002, 5.5% 7/1/13 (FSA Insured)	125,000	125,473
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/16 (Assured Guaranty Corp. Insured)	370,000	429,811
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	473,838
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	551,844
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/21	5,000,000	6,041,750
Series 2011 N, 5% 5/1/19	5,000,000	6,032,500
California Dept. of Wtr. Resources Wtr. Rev. Series W, 5.5% 12/1/13 (FSA Insured)	110,000	112,859
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	6,755,000	7,093,831
Series 2004 A:
5% 7/1/15	1,815,000	1,905,242
5.25% 7/1/14	2,450,000	2,580,806
Series 2009 A:
5% 7/1/15	2,620,000	2,749,978
5% 7/1/18	1,905,000	2,265,350
5% 7/1/19	7,300,000	8,782,192
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery: - continued
Series 2009 A:
5% 7/1/22	$ 5,000,000	$ 5,529,800
5.25% 7/1/13 (Escrowed to Maturity)	4,420,000	4,436,133
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,605,000	4,622,499
5.25% 7/1/14	4,080,000	4,297,831
5.25% 7/1/14 (Escrowed to Maturity)	3,525,000	3,714,398
Series 2009 B, 5% 7/1/20	3,115,000	3,687,880
California Edl. Facilities Auth. Rev.:
(Loyola Marymount Univ. Proj.) Series 2010 A, 4% 10/1/13	500,000	505,675
(Santa Clara Univ. Proj.) Series 2008:
5% 4/1/15	500,000	542,290
5% 4/1/16	400,000	447,620
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
3% 9/1/15	450,000	469,157
4% 9/1/18	255,000	284,001
5% 9/1/16	300,000	335,901
5% 9/1/17	400,000	457,988
California Gen. Oblig.:
4% 8/1/13	500,000	503,035
4% 11/1/13	1,750,000	1,777,300
4% 11/1/14	1,265,000	1,330,780
5% 6/1/13	1,000,000	1,000,000
5% 11/1/13	870,000	887,096
5% 3/1/14	3,675,000	3,804,323
5% 3/1/16	2,500,000	2,786,750
5% 9/1/21	6,080,000	7,407,386
5% 2/1/22	3,850,000	4,651,455
5.25% 10/1/13	185,000	188,038
5.25% 2/1/14 (FSA Insured)	270,000	272,149
5.25% 2/1/15 (Pre-Refunded to 8/1/13 @ 100)	40,000	40,314
5.25% 9/1/22	12,390,000	15,288,393
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/14	2,000,000	2,064,160
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	685,000	729,813
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	50,000	53,189
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Children's Hosp. of Orange County Proj.) Series 2012 A:
3% 11/15/16	$ 1,000,000	$ 1,034,130
4% 11/15/17	1,000,000	1,074,930
5% 11/15/21	1,450,000	1,639,486
(Providence Health & Svcs. Proj.) Series 2008 C, 5.25% 10/1/13	750,000	761,918
(Scripps Health Sys. Proj.) Series 2008 A, 5% 10/1/15	1,000,000	1,095,210
(Scripps Memorial Hosp. Proj.) Series A, 5% 10/1/16	500,000	563,260
(Sutter Health Proj.):
Series 2008 A:
5% 8/15/15	1,440,000	1,578,902
5.5% 8/15/16	1,000,000	1,148,960
Series 2011 B, 4% 8/15/17	1,000,000	1,119,420
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	275,000	288,008
Series 2009 F, 5%, tender 7/1/14 (b)	2,800,000	2,934,568
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.92%, tender 7/1/17 (b)	3,000,000	3,008,160
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	2,800,000	2,945,824
Series 2011 A:
4% 2/1/14	1,000,000	1,023,410
5% 3/1/19	5,010,000	5,823,875
5.25% 2/1/15	1,000,000	1,075,100
Series 2011 D:
5% 8/15/19	1,500,000	1,794,705
5% 8/15/20	1,460,000	1,765,140
Series 2011:
5% 8/15/19	2,000,000	2,400,760
5% 8/15/20	2,000,000	2,407,560
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.) Series 2003 A, 5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100)	5,300,000	5,319,557
(Worker's Compensation Relief Proj.) Series 2004 A, 5.25% 10/1/13 (AMBAC Insured)	45,000	45,732
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009:
5% 2/1/14	$ 1,220,000	$ 1,248,780
5% 2/1/15	1,615,000	1,702,695
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/16	1,530,000	1,666,094
5% 7/1/18	1,645,000	1,840,574
5% 7/1/20	875,000	984,568
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/14	200,000	207,206
California Muni. Fin. Auth. Solid Waste Disp. Rev.:
(Waste Mgmt., Inc. Proj.) Series 2004, 3% 9/1/14	3,000,000	3,084,960
Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 0.7%, tender 2/3/14 (b)	3,000,000	3,000,780
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000,000	6,324,120
California Pub. Works Board Lease Rev.:
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	2,985,000	3,308,753
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.25% 6/1/14	70,000	73,333
Series 2013 E, 5% 6/1/21	7,000,000	8,377,740
(Dept. of Corrections & Rehab. Proj.):
Series 2005 J, 5% 1/1/14 (AMBAC Insured)	3,105,000	3,186,910
Series 2006 F, 5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,758,739
Series 2007 F, 4% 11/1/13	165,000	167,411
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19	5,105,000	5,754,458
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	725,000	754,384
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5.5% 6/1/14	100,000	102,428
5.5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	51,214
Series 2004 D, 5% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	159,606
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Various State Prisons Proj.) Series 1993 A, 5.25% 12/1/13 (AMBAC Insured)	$ 1,110,000	$ 1,136,318
(Dept. of Food & Agric. Proj.) Series 2007 H, 4% 11/1/13	335,000	339,894
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E, 5% 11/1/13	935,000	952,447
(Monterey Bay Campus Library Proj.) Series 2009 D:
4% 4/1/15	660,000	700,973
5% 4/1/14	1,270,000	1,319,517
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,179,700
(Univ. of California Research Proj.) Series 2005 L, 5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490,000	1,518,981
(Univ. Proj.) Series 2012 D:
4% 9/1/21	1,000,000	1,111,820
4% 9/1/22	1,000,000	1,101,340
4% 9/1/23	1,000,000	1,088,560
(Various California State Univ. Projs.):
Series 2006 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,030,780
Series A, 5.5% 6/1/14	80,000	81,864
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	2,900,000	3,393,203
Series 2010 A, 5% 3/1/15	2,960,000	3,188,690
Series 2011 A, 5% 10/1/21	4,230,000	5,093,978
Series 2012 A, 5% 4/1/20	1,800,000	2,138,940
Series 2012 G, 5% 11/1/21	1,500,000	1,787,685
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	2,700,000	3,234,222
Series 2008 F, 5.25% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,631,560
Series 2009 A, 5% 4/1/19	1,000,000	1,178,530
Series 2009 J, 5% 11/1/17	2,700,000	3,138,966
California State Univ. Rev. Series 2009 A:
5% 11/1/15	1,000,000	1,108,740
5% 11/1/16	1,485,000	1,701,127
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010:
5% 11/1/16	500,000	566,795
5% 11/1/18	500,000	589,110
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Enloe Health Sys. Proj.):
Series 2008 A, 5.5% 8/15/14	$ 1,435,000	$ 1,496,719
Series 2008 B, 5% 8/15/15	60,000	65,443
(John Muir Health Proj.):
Series 2006 A, 5% 8/15/18	3,250,000	3,633,695
Series 2009 A, 5% 7/1/15	1,900,000	2,074,382
(St. Joseph Health Sys. Proj.) Series 2007 F, 5% 7/1/14 (FSA Insured)	935,000	979,310
(State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	2,520,000	2,523,125
5% 6/15/13	46,860,000	46,934,019
Bonds (Kaiser Permanente Health Sys. Proj.) Series 2001 B, 3.9%, tender 7/1/14 (b)	6,250,000	6,448,250
2.1% 10/1/19	2,200,000	2,189,638
2.4% 10/1/20	1,250,000	1,243,325
4% 6/1/14	600,000	619,176
4% 6/1/15	325,000	344,549
California Statewide Cmntys. Dev. Auth. Wtr. & Wastewtr. Rev. Series 2004 A:
5% 10/1/13 (Escrowed to Maturity)	15,000	15,232
5% 10/1/13 (FSA Insured)	40,000	40,574
Calleguas-Las Virgenes Pub. Fing. Auth. Sanitation Sys. Rev. (Las Virgenes Muni. Wtr. District Proj.) Series 2009:
4% 11/1/13	400,000	405,368
4% 11/1/14	300,000	312,057
5% 11/1/15	1,000,000	1,091,080
Carlsbad Unified School District Series 2009 B, 0% 5/1/14	400,000	398,232
Central Contra Costa San. District Wastewtr. Rev. Ctfs. of Prtn. Series B:
4% 9/1/14	2,390,000	2,481,943
4% 9/1/16	1,125,000	1,237,208
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5% 7/1/16	1,150,000	1,285,850
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2010 A, 4% 8/1/16	3,730,000	4,080,359
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	1,794,815
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Commerce Refuse to Energy Auth. Rev. Series 2005: - continued
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,033,790
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.503%, tender 12/12/15 (b)	7,000,000	7,021,980
Corona-Norco Unified School District Series 2013 A:
2% 9/1/13	1,085,000	1,088,483
5% 9/1/19	725,000	826,377
5% 9/1/20	1,285,000	1,465,401
5% 9/1/22	500,000	571,040
Cupertino California Union School District:
4% 8/1/13	1,410,000	1,418,474
4% 8/1/14	735,000	766,870
4% 8/1/16	1,825,000	2,022,903
Desert Sands Union School District Ctfs. of Prtn. 5.25% 3/1/14	500,000	516,620
East Bay Reg'l. Park District:
Series 2008 A, 3% 9/1/16	1,000,000	1,077,200
Series 2008, 4% 9/1/13	5,000,000	5,045,100
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	574,690
Eastern Muni. Wtr. Ds Wtr. Rev. Series 2011 A, 5% 7/1/18	1,085,000	1,286,702
El Dorado County Gen. Oblig.:
5% 9/1/20	545,000	610,155
5% 9/1/22	1,295,000	1,433,138
Fullerton School District:
4% 8/1/16	525,000	576,035
4% 8/1/17	600,000	670,482
5% 8/1/18	500,000	591,405
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	11,085,000	11,085,000
Series 2003 B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100)	775,000	775,000
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	205,000	205,000
5.5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100)	7,470,000	7,470,000
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	3,290,000	3,290,000
Series 2013 A, 5% 6/1/21	5,000,000	5,968,000
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	$ 1,000,000	$ 1,000,000
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100)	175,000	175,000
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/16	1,030,000	1,115,294
5% 11/1/17	1,080,000	1,182,028
5% 11/1/18	1,135,000	1,252,836
5% 11/1/19	635,000	701,485
5% 11/1/20	670,000	733,215
5% 11/1/21	455,000	491,914
5% 11/1/22	745,000	806,537
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/19	2,000,000	2,205,140
4% 9/2/20	1,000,000	1,095,990
Kern Cmnty. College District Gen. Oblig. Series A, 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100)	170,000	173,142
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
3% 8/1/14	100,000	103,183
4% 8/1/15	125,000	134,620
4% 8/1/16	100,000	110,545
4% 8/1/17	175,000	197,383
5% 8/1/19	250,000	302,898
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,647,068
Loma Linda Hosp. Rev. Series 2005 A, 5% 12/1/14	1,860,000	1,955,213
Long Beach Hbr. Rev. Series 2010 B:
5% 5/15/14	1,060,000	1,107,668
5% 5/15/15	1,000,000	1,090,640
Long Beach Wtr. Rev. Series 2010 A, 3% 5/1/17	1,550,000	1,667,211
Los Alamitos Unified School District 0% 9/1/16	2,000,000	1,880,580
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/20	500,000	593,935
5% 3/1/21	500,000	590,910
5% 9/1/21	1,270,000	1,507,109
5% 3/1/22	1,000,000	1,177,940
(Disney Parking Proj.) 0% 3/1/14	20,000	19,855
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
(Proposition C Proj.) First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	$ 285,000	$ 286,035
Series 2009 A, 5% 7/1/14	5,000,000	5,254,700
Series 2013 A, 5% 7/1/18	3,000,000	3,600,240
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/16	5,000,000	5,621,350
Los Angeles County Pub. Works Fing. Auth. Rev. (Reg'l. Park & Open Space District Proj.) Series 2005 A, 5% 10/1/14 (FSA Insured)	25,000	26,532
Los Angeles Dept. Arpt. Rev. Series 2003 B, 5% 5/15/14 (Escrowed to Maturity)	165,000	172,453
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2003 A1, 5% 7/1/15	3,000,000	3,010,440
Series 2011 A, 5% 7/1/19	5,000,000	6,044,300
Los Angeles Gen. Oblig.:
Series 2002 A, 5.25% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	185,000	187,229
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,229
Series 2009 A, 4% 9/1/15	2,085,000	2,251,633
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2010 D:
5% 11/1/14	3,295,000	3,486,110
5% 11/1/15	1,880,000	2,059,220
Series 2012 C, 5% 3/1/21	5,055,000	5,869,563
Los Angeles Solid Waste Resources Rev. Series 2009 A, 5% 2/1/14	1,160,000	1,196,296
Los Angeles Unified School District:
(Election of 1997 Proj.) Series 2003 F:
4.5% 7/1/13	3,000,000	3,009,720
5% 7/1/14 (Pre-Refunded to 7/1/13 @ 100)	25,000	25,087
(Election of 2002 Proj.) Series 2003 A, 5% 7/1/13	25,000	25,091
Series 1997 A, 6% 7/1/14	3,055,000	3,242,974
Series 1997 F, 5% 7/1/21 (FSA Insured) (Pre-Refunded to 7/1/13 @ 100)	3,000,000	3,010,410
Series 2002:
5.75% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025,000	4,261,871
5.75% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,706,369
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Unified School District: - continued
Series 2003 A, 5% 7/1/21 (Pre-Refunded to 7/1/13 @ 100)	$ 4,500,000	$ 4,515,615
Series 2004 I, 5% 7/1/16	3,180,000	3,606,311
Series 2009 KRY, 5% 7/1/15	5,000,000	5,473,050
Series 2011 A2, 5% 7/1/21	5,250,000	6,449,363
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	1,045,000	1,210,591
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	5,000,000	5,462,500
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 2008 L:
4% 7/1/13 (FSA Insured)	175,000	175,478
5% 7/1/14 (FSA Insured)	2,000,000	2,087,960
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
4% 7/1/13	50,000	50,143
4% 7/1/15	100,000	106,691
4% 7/1/17	85,000	94,610
Marin County Gen. Oblig. Ctfs. of Prtn.:
3% 8/1/15	1,870,000	1,943,024
3% 8/1/16	1,925,000	2,032,569
3% 8/1/17	1,735,000	1,825,099
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2003 A, 5% 7/1/13	35,000	35,127
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/18	2,000,000	2,354,540
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/15 (FSA Insured)	2,000,000	2,158,540
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100)	15,000	15,106
Mount Diablo Unified School District:
Series 2004, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,830,000	1,836,332
Series 2011, 4% 2/1/17	525,000	580,393
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012, 5% 9/1/19	1,090,000	1,233,684
Newport Mesa Unified School District Series 2010:
4% 8/1/16	625,000	686,781
4% 8/1/17	500,000	560,035
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	63,301
5% 8/1/16 (Pre-Refunded to 8/1/15 @ 100)	35,000	38,516
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Northern California Pwr. Agcy. Cap. Facilities Rev. Series 2010 A:
3% 8/1/15	$ 1,705,000	$ 1,761,606
4% 8/1/16	1,335,000	1,436,180
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/16	1,940,000	2,182,364
(Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/16	1,000,000	1,124,930
5% 7/1/17	2,750,000	3,162,885
(Lodi Energy Ctr. Proj.) Series 2010 A, 5% 6/1/15	2,295,000	2,491,475
Oakland Unified School District Alameda County Series 2007, 5% 8/1/17 (FGIC Insured)	625,000	683,188
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,810,609
Ohlone Cmnty. College District Series 2010:
4% 8/1/15	300,000	322,953
4% 8/1/17	450,000	507,555
4% 8/1/18	200,000	228,774
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2009 A:
3% 8/15/13	110,000	110,609
4% 8/15/15	50,000	53,814
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009 A:
3% 10/1/13	215,000	216,441
3.5% 10/1/14	150,000	155,376
4% 10/1/15	100,000	107,036
4% 10/1/16	100,000	109,125
4% 10/1/17	420,000	464,335
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B:
2% 6/1/13	1,135,000	1,135,000
4% 6/1/18	1,345,000	1,476,810
4% 6/1/20	1,560,000	1,710,244
Palm Springs Unified School District Series 2011, 4% 8/1/17	2,560,000	2,854,093
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D:
4% 8/1/14	285,000	297,323
4% 8/1/15	250,000	267,953
5% 8/1/17	470,000	545,289
5% 8/1/18	505,000	598,430
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Pasadena Unified School District Gen. Oblig. Series 2009 A1:
4% 8/1/14	$ 300,000	$ 312,936
5% 8/1/15	1,000,000	1,095,670
Pleasanton Unified School District Gen. Oblig. Series 2004 B, 5% 8/1/14 (FSA Insured)	60,000	62,871
Poway Unified School District Pub. Fing.:
4% 9/15/20	340,000	367,149
4% 9/15/21	325,000	348,901
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	5,385,000	5,305,625
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 5% 7/1/14	1,205,000	1,249,284
Rancho Santiago Cmnty. College District 5% 9/1/16 (Pre-Refunded to 9/1/15 @ 100)	45,000	49,694
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/19	3,655,000	4,175,582
Riverside County Palm Desert (County Facilities Proj.) Series 2008 A, 6% 5/1/22	2,760,000	3,085,597
Sacramento Area Flood Cont. Agcy. Series 2008, 4% 10/1/14 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,049,470
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	1,250,000	1,408,688
Series 1993 B, 5.4% 11/1/20	2,855,000	3,217,499
Sacramento City Fing. Auth. Rev. (Solid Waste, Redev. and Master Lease Prog. Facilities Proj.) Series 2005, 5% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	42,328
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5% 7/1/13	625,000	627,088
5% 7/1/14	550,000	572,979
5% 7/1/16	1,275,000	1,429,734
Sacramento County (Pub. Facilities Proj.) 5% 2/1/16	3,000,000	3,205,020
Sacramento Muni. Util. District Elec. Rev. Series 2011 X:
5% 8/15/19	1,465,000	1,759,509
5% 8/15/20	5,500,000	6,657,750
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800,000	2,970,800
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900,000	3,047,871
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Bernardino Cmnty. College District Series A:
5% 8/1/16	$ 215,000	$ 244,236
5% 8/1/17	150,000	174,760
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A, 5% 8/1/15	5,000,000	5,404,150
Series 2009 B, 5.25% 8/1/19	3,285,000	3,831,985
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/21 (FSA Insured) (a)	1,150,000	1,357,173
5% 8/1/22 (FSA Insured) (a)	1,500,000	1,766,160
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	3,900,000	3,770,871
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/19	3,000,000	3,457,680
San Diego County Calif Wtr. Auth. Series 2011 S1, 5% 7/1/16	5,000,000	5,644,350
San Diego Unified School District (Election of 1998 Proj.):
Series 2003 E:
5.25% 7/1/20 (FSA Insured) (Pre-Refunded to 7/1/20 @ 100)	2,000,000	2,027,040
5.25% 7/1/22 (FSA Insured) (Pre-Refunded to 7/1/22 @ 100)	1,695,000	1,717,916
Series 2004 F, 5% 7/1/16 (FSA Insured)	75,000	78,654
San Fran City and County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
2% 8/1/13	400,000	400,748
2% 8/1/14	670,000	675,742
3% 8/1/16	800,000	824,832
San Francisco Bldg. Auth. Lease Rev. (Dept. Gen. Svcs. Lease Proj.) Series A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,073
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 D, 5% 5/1/17 (FSA Insured)	5,000,000	5,784,950
San Francisco City & County Gen. Oblig. (San Francisco Gen. Hosp. Impt. Proj.) Series 2010 A, 5% 6/15/16	11,110,000	12,549,523
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Projs.) Series 2009 B:
4% 8/1/13	905,000	908,032
5% 8/1/16	1,095,000	1,172,712
Series 2007 B, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,640,000	3,973,388
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 D:
5% 11/1/16	$ 3,355,000	$ 3,840,838
5% 11/1/16 (Escrowed to Maturity)	1,090,000	1,252,628
San Joaquin County Ctfs. of Prtn. 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280,000	1,424,051
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22	1,100,000	1,319,175
Series 2013 A, 4% 6/1/21	1,000,000	1,128,090
San Mateo Redev. Agcy. Tax Series 2007 A, 5% 8/1/16 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,222,586
San Mateo Unified School District 5% 9/1/15 (Pre-Refunded to 9/1/14 @ 100)	25,000	26,474
San Ramon Valley Union School District Series 2012, 4% 8/1/20	3,620,000	4,189,245
Santa Clara County Fing. Auth. Lease Rev. Series 2010 N:
5% 5/15/15	1,000,000	1,080,670
5% 5/15/16	1,000,000	1,111,450
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity)	20,000	21,187
Santa Monica Calif Pub. Fin. Rev. Series 2011 A:
4% 6/1/19	880,000	993,714
4% 6/1/20	770,000	872,125
Santa Monica Cmnty. College District Gen. Oblig. Series 2010 A:
5% 8/1/14	430,000	453,551
5% 8/1/15	250,000	274,485
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	57,749
Semitropic Impt. District Wtr. Storage Rev. Series 2009 A:
2.5% 12/1/13	300,000	302,307
3% 12/1/14	250,000	257,823
5% 12/1/15	300,000	328,104
South Placer Wastewtr. Auth. Rev. Series C, 4% 11/1/15	1,135,000	1,219,660
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/13	65,000	65,322
6.75% 7/1/13 (FSA Insured)	1,800,000	1,808,910
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Southern California Pub. Pwr. Auth. Rev.: - continued
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	$ 230,000	$ 236,723
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2013 A, 5% 7/1/21 (a)	5,000,000	6,138,050
Southwestern Cmnty. College District Gen. Oblig.:
Series 2004, 5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100)	45,000	47,475
Series B, 5.25% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	26,432
Stockton Unified School District Gen. Oblig.:
Series 2011, 5% 7/1/20 (FSA Insured)	1,575,000	1,836,529
3% 7/1/13	350,000	350,550
5% 7/1/21 (FSA Insured)	1,200,000	1,382,040
5% 7/1/22 (FSA Insured)	1,220,000	1,396,876
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	20,000	20,737
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22	1,250,000	1,484,400
Series 2008 Z:
5.25% 8/1/18	1,000,000	1,195,230
5.375% 8/1/22	1,750,000	2,078,160
Turlock Irrigation District Rev. Series 2010 A, 5% 1/1/14	1,230,000	1,258,634
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G, 5% 5/15/17	900,000	1,034,748
Univ. of California Revs.:
(Ltd. Proj.) Series 2010 E, 4% 5/15/17	1,150,000	1,287,839
Series 2009 O:
5% 5/15/17	950,000	1,104,214
5% 5/15/17 (Escrowed to Maturity)	50,000	58,244
Series 2010 S, 5% 5/15/16	1,785,000	2,014,997
Upland Gen. Oblig. Ctfs. of Prtn.:
5% 1/1/16	1,000,000	1,095,160
5% 1/1/17	2,115,000	2,372,290
5% 1/1/18	2,220,000	2,534,618
Washington Township Health Care District Gen. Oblig. Series 2009 A, 6.5% 8/1/14	1,600,000	1,705,632
Washington Township Health Care District Rev.:
Series 2009 A:
4.5% 7/1/13	250,000	250,640
5% 7/1/14	300,000	311,679
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Washington Township Health Care District Rev.: - continued
Series 2009 A:
5% 7/1/15	$ 520,000	$ 557,211
5% 7/1/16	200,000	220,114
Series 2010 A, 5% 7/1/17	1,000,000	1,121,750
West Contra Costa Unified School District:
5% 8/1/18 (FSA Insured)	1,500,000	1,763,580
5% 8/1/19 (FSA Insured)	1,500,000	1,774,635
Western Riverside County Trust & Wastewtr. Fin. Auth.:
4% 9/1/14 (Assured Guaranty Corp. Insured)	500,000	516,090
5% 9/1/13 (Assured Guaranty Corp. Insured)	500,000	504,775
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity)	40,000	39,688
		717,426,745
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	1,500,000	1,740,735
Puerto Rico - 0.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/19	3,000,000	3,112,710
Virgin Islands - 0.7%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A:
5% 10/1/14	640,000	674,752
5% 10/1/15	600,000	644,880
(Sr. Lien/Working Cap. Proj.) Series 2010 A, 5% 10/1/16	1,000,000	1,097,630
Series 2009 A, 6% 10/1/14	1,250,000	1,302,175
Series 2009 B, 5% 10/1/16	2,000,000	2,195,260
		5,914,697
TOTAL MUNICIPAL BONDS (Cost $706,135,025)		728,194,887
Municipal Notes - 3.8%
	Principal Amount	Value
California - 3.8%
California Cmnty. College Fin. Auth. Trans. TRAN Series 2012 C, 2.5% 6/28/13	$ 8,000,000	$ 8,008,080
California Gen. Oblig. RAN Series A2, 2.5% 6/20/13	15,000,000	15,016,500
California School Cash Reserve Prog. Auth. TRAN Series 2013 BB, 2% 10/1/13	6,500,000	6,533,670
TOTAL MUNICIPAL NOTES (Cost $29,559,464)		29,558,250
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $735,694,489)		757,753,137
NET OTHER ASSETS (LIABILITIES) - 3.6%		28,399,811
NET ASSETS - 100%		$ 786,152,948
Security Type Abbreviations
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $735,605,510. Net unrealized appreciation aggregated $22,147,627, of which $23,215,776 related to appreciated investment securities and $1,068,149 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California Municipal

Income Fund

May 31, 2013

1.802197.109

CFL-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount (000s)	Value (000s)
California - 98.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 403
5% 8/1/18	330	349
5% 8/1/19	555	584
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,475
Series 2012 A:
5% 8/1/24	1,000	1,144
5% 8/1/25	1,245	1,408
5% 8/1/27	300	336
5% 8/1/28	400	444
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,161
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,479
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
5.3% 10/1/23 (AMBAC Insured)	835	919
5.4% 10/1/24 (AMBAC Insured)	4,585	5,045
5.45% 10/1/25 (AMBAC Insured)	5,160	5,675
Series 2013 A:
5% 10/1/24	5,000	5,950
5% 10/1/25	5,245	6,185
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	3,077
5% 12/1/20 (AMBAC Insured)	2,810	3,225
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,920
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,880	2,069
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,205
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,070
0% 9/1/22 (FSA Insured)	5,150	3,664
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,490
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,177
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	$ 5,615	$ 5,761
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,626
Bay Area Infrastructure Fing. Auth. 5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,030	5,284
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	6,234
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,871
5% 6/1/25	4,355	5,157
5% 6/1/27	2,755	3,205
5% 6/1/28	3,045	3,522
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,136
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,351
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,467
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,095
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	4,831
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	905
0% 8/1/18 (AMBAC Insured)	2,000	1,748
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,996
Series AI, 5% 12/1/25	2,700	3,248
California Econ. Recovery Series 2009 A:
5% 7/1/19	1,725	2,075
5% 7/1/22	3,800	4,203
5.25% 7/1/14	695	732
5.25% 7/1/21	9,910	11,812
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,137
6% 3/1/38	1,000	1,125
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,671
5% 2/1/17	1,000	1,046
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,280	$ 2,102
Series 2010 A, 5% 10/1/25	5,860	6,552
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,021
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,836
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,542
Series 2009, 5% 1/1/39	2,700	2,951
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	941
4% 9/1/21	1,000	1,080
4% 9/1/22	740	791
4% 9/1/23	1,080	1,148
4% 9/1/24	1,125	1,193
5% 9/1/19	400	468
5% 9/1/39	5,000	5,296
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2013:
5.25% 2/1/22 (Pre-Refunded to 8/1/13 @ 100)	765	771
5.25% 2/1/28	1,430	1,439
5.25% 2/1/28 (Pre-Refunded to 8/1/13 @ 100)	345	348
Series 2013-1:
5.25% 2/1/22	815	820
5.25% 2/1/22 (Pre-Refunded to 8/1/13 @ 100)	40	40
4.5% 8/1/30	3,250	3,442
5% 3/1/15	2,130	2,300
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,634
5% 9/1/17	750	832
5% 3/1/19	3,000	3,455
5% 2/1/22	9,400	11,357
5% 8/1/22	1,500	1,676
5% 10/1/22	1,355	1,603
5% 11/1/22	1,600	1,828
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,198
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 12/1/22	$ 3,500	$ 3,999
5% 2/1/23	1,095	1,123
5% 2/1/23	25,000	29,829
5% 3/1/26	2,800	3,056
5% 6/1/26	2,600	2,777
5% 6/1/31	2,000	2,125
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,072
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.125% 11/1/24 (Pre-Refunded to 11/1/13 @ 100)	2,800	2,856
5.125% 2/1/26	2,800	2,871
5.25% 2/1/14 (Pre-Refunded to 8/1/13 @ 100)	3,925	3,956
5.25% 2/1/14 (Pre-Refunded to 8/1/13 @ 100)	120	121
5.25% 10/1/14	140	142
5.25% 10/1/17	105	107
5.25% 11/1/18 (Pre-Refunded to 11/1/13 @ 100)	2,235	2,281
5.25% 11/1/18 (Pre-Refunded to 11/1/13 @ 100)	765	781
5.25% 2/1/20 (Pre-Refunded to 8/1/13 @ 100)	6,590	6,642
5.25% 2/1/20 (Pre-Refunded to 8/1/13 @ 100)	215	217
5.25% 2/1/22 (Pre-Refunded to 8/1/13 @ 100)	400	403
5.25% 9/1/23	7,200	8,601
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 11/1/29 (Pre-Refunded to 11/1/13 @ 100)	2,000	2,041
5.25% 12/1/33	105	109
5.25% 4/1/35	3,500	3,956
5.25% 3/1/38	11,375	12,550
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	9,020
5.5% 4/1/30	25	26
5.5% 11/1/33	22,945	23,287
5.5% 11/1/33 (Pre-Refunded to 11/1/13 @ 100)	6,495	6,636
5.5% 11/1/34	2,535	2,961
5.5% 11/1/39	1,810	2,084
6% 4/1/18	1,570	1,921
6% 3/1/33	20,050	24,684
6% 4/1/38	1,190	1,415
6.5% 4/1/33	11,650	14,352
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	$ 2,050	$ 2,184
Series 2008 L, 5.125% 7/1/22	2,255	2,403
Series 2009 E, 5.625% 7/1/25	11,000	12,638
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,580
Series 2009, 5% 8/15/39	5,000	5,388
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,838
5% 11/15/23	2,000	2,245
5% 11/15/24	4,500	5,012
5% 11/15/34	3,150	3,365
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,280
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,293
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	115
6.5% 10/1/38	4,910	5,816
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,247
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,415
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	4,934
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,237
Series 2008 A3, 5.5% 11/15/40	3,090	3,573
Series 2011 A, 5% 3/1/20	3,250	3,799
Series 2011 D:
5% 8/15/22	900	1,059
5% 8/15/23	700	823
5% 8/15/24	1,250	1,465
5% 8/15/25	2,000	2,290
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,066
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,124
5% 12/1/32	1,000	1,035
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(Performing Arts Ctr. of Los Angeles County Proj.): Series 2007:
5% 12/1/42	$ 3,000	$ 3,054
Series 2005, 5% 10/1/33	7,235	7,520
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,402
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	339
5% 7/1/20	500	563
5.125% 7/1/23	1,150	1,269
5.75% 7/1/40	5,155	5,649
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,177
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,480
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,347
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,600
5% 6/1/14	2,000	2,091
5.25% 6/1/24	5,400	5,755
5.25% 6/1/25	5,000	5,318
5.25% 6/1/30	4,000	4,189
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,415
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,868
Series 2006 G:
5% 11/1/20	1,825	1,985
5% 11/1/21	2,020	2,194
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	5,010
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,017
(Coalinga State Hosp. Proj.):
Series 2004 A:
5.5% 6/1/15 (Pre-Refunded to 6/1/14 @ 100)	1,000	1,053
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Coalinga State Hosp. Proj.):
Series 2004 A:
5.5% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	$ 9,980	$ 10,504
Series 2013 E, 5% 6/1/29	7,000	7,779
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,455	2,706
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,269
Series 2011 C:
5% 10/1/27	9,530	10,598
5.25% 10/1/24	4,170	4,890
5.25% 10/1/25	2,875	3,355
5.75% 10/1/31	4,000	4,673
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	1,260	1,314
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	630	656
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	5,545	5,770
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15 (Pre-Refunded to 12/1/13 @ 100)	6,100	6,258
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,210	4,388
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	3,080
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	3,009
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25 (Pre-Refunded to 6/1/14 @ 100)	3,000	3,143
5.125% 6/1/29 (Pre-Refunded to 6/1/14 @ 100)	5,000	5,244
5.5% 6/1/19 (Pre-Refunded to 6/1/14 @ 100)	2,000	2,105
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Pre-Refunded to 12/1/13 @ 100)	4,775	4,899
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,413
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,745
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	7,025
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	6,177
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	$ 2,500	$ 2,508
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,634
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,838
Series 2006 E:
5% 10/1/23	2,410	2,702
5.25% 10/1/21	2,900	3,297
(Univ. Proj.) Series 2012 D:
5% 9/1/24	1,700	1,970
5% 9/1/24	1,865	2,161
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,162
5% 4/1/25	5,300	6,045
Series 2012 G, 5% 11/1/25	2,500	2,854
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,558
5% 12/1/23	2,800	3,290
Series 2009 G1, 5.75% 10/1/30	1,800	2,077
Series 2009 I:
5.5% 11/1/23	1,535	1,810
6.125% 11/1/29	1,200	1,458
6.25% 11/1/21	2,000	2,488
6.375% 11/1/34	3,000	3,646
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,675	4,353
5.75% 11/1/28	6,525	7,682
6% 11/1/40	7,240	8,394
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,100	5,482
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (Pre-Refunded to 6/1/13 @ 100)	1,810	1,810
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,384
(Daughters of Charity Health Sys. Proj.):
Series 2003 A, 5.25% 7/1/35	1,180	1,230
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Daughters of Charity Health Sys. Proj.):
Series 2005 G, 5.25% 7/1/13	$ 1,475	$ 1,480
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	140
5% 8/15/19	50	58
5.75% 8/15/38	3,000	3,379
6.25% 8/15/33	2,500	2,938
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,507
Series 2007 A:
4.75% 4/1/33	2,000	2,086
5% 4/1/31	4,900	5,217
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,255	10,320
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,922
(Sutter Health Systems Proj.) Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	4,299
(Trinity Health Cr. Group Proj.) Series 2011 CA, 5% 12/1/41	10,000	10,955
Series 2005 A:
5% 7/1/39	3,515	3,629
5.25% 7/1/30	10,715	11,277
Series 2005 H, 5.25% 7/1/25	5,765	6,082
Series 2012 A, 5% 4/1/42	2,800	3,026
5.375% 6/1/26	2,520	2,875
6% 6/1/33	3,020	3,547
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	987
0% 5/1/16	1,365	1,326
0% 5/1/17	1,155	1,091
0% 5/1/18	1,335	1,221
0% 5/1/19	1,000	876
0% 5/1/34 (a)	5,300	4,355
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,665
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,136
5% 11/1/25 (AMBAC Insured)	3,820	4,323
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A: - continued
5% 11/1/33 (AMBAC Insured)	$ 5,000	$ 5,543
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,900
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,329
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (Pre-Refunded to 2/1/15 @ 100)	1,200	1,299
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,597
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,839
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23	1,500	1,790
5% 3/1/24	2,000	2,374
5% 3/1/25	2,000	2,356
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	645	728
5% 9/1/28	1,250	1,383
5% 9/1/32	1,125	1,233
5% 9/1/35	585	633
Series A:
5% 8/1/22 (FSA Insured)	1,470	1,662
5% 8/1/25 (FSA Insured)	1,435	1,613
5% 8/1/26 (FSA Insured)	2,000	2,243
5% 8/1/27 (FSA Insured)	1,785	1,999
5% 8/1/31 (FSA Insured)	5,000	5,555
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Pre-Refunded to 8/1/14 @ 101)	5,600	5,967
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,737
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,594
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,065
Cupertino California Union School District:
5% 8/1/18	1,735	2,086
5% 8/1/19	1,120	1,367
Davis Spl. Tax Rev. Series 2007:
5% 9/1/13 (AMBAC Insured)	655	659
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Davis Spl. Tax Rev. Series 2007: - continued
5% 9/1/14 (AMBAC Insured)	$ 690	$ 709
5% 9/1/15 (AMBAC Insured)	725	756
5% 9/1/18 (AMBAC Insured)	835	881
5% 9/1/20 (AMBAC Insured)	925	957
5% 9/1/22 (AMBAC Insured)	1,020	1,052
Desert Sands Unified School District Series 2013 B:
5% 6/1/27 (b)	2,000	2,326
5% 6/1/28 (b)	2,000	2,313
5% 6/1/29 (b)	1,650	1,893
5% 6/1/30 (b)	2,500	2,848
5% 6/1/31 (b)	1,750	1,987
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,218
6% 3/1/20 (FSA Insured)	1,000	1,175
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,494
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,516
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,882
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	972
0% 10/1/25 (AMBAC Insured)	1,665	914
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	749
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	2,187
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,278
0% 11/1/16 (Escrowed to Maturity)	3,500	3,404
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Pre-Refunded to 8/1/14 @ 100)	3,000	3,182
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,579
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,054
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,430	$ 2,397
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,761
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,482
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,482
Series C, 5% 8/1/36	10,000	11,146
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,871
5.75% 1/15/40	8,155	8,161
5.875% 1/15/27	4,000	4,093
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,605
5.875% 1/15/29	4,000	4,080
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,655
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	10,672
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,106
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	21,080	21,080
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,597
5% 6/1/45	12,125	12,597
5% 6/1/45	2,775	2,883
Series 2007 A1:
5% 6/1/13	1,000	1,000
5% 6/1/14	2,000	2,075
5% 6/1/15	1,000	1,073
Series 2013 A, 5% 6/1/30	6,000	6,673
5% 6/1/45 (FSA Insured)	235	244
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,321
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	$ 1,750	$ 1,917
5% 9/2/23	1,000	1,158
5% 9/2/25	500	567
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	488
5% 8/1/22	450	536
5% 8/1/23	485	574
5% 8/1/24	1,000	1,170
5% 8/1/26	1,370	1,574
5% 8/1/28	760	862
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,486
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	5,097
Series 2005 A, 5% 12/1/14	4,500	4,730
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,150
5% 8/1/25	1,000	1,138
5% 8/1/26	1,000	1,126
5% 8/1/27	1,000	1,118
5% 8/1/28	1,000	1,108
5% 8/1/29	1,000	1,100
5% 8/1/30	1,000	1,095
5% 8/1/31	1,000	1,094
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,328
Long Beach Cmnty. College Series 2008 A:
0% 6/1/28 (FSA Insured)	3,525	1,806
0% 6/1/31 (FSA Insured)	9,750	4,220
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,197
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,782
Series A, 5.75% 8/1/33	2,800	3,359
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,025	12,066
Series 2009 A, 5.5% 8/1/29	1,000	1,168
Series 2010 C, 5.25% 8/1/39	1,300	1,520
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	$ 2,805	$ 2,961
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity)	3,380	3,376
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,361
5% 3/1/23	1,600	1,877
(Disney Parking Proj.):
0% 9/1/14 (AMBAC Insured)	3,860	3,813
0% 3/1/18	3,000	2,731
0% 3/1/19	3,200	2,787
0% 3/1/20	1,000	829
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21	6,200	7,711
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,056
5.375% 9/1/17 (FSA Insured)	1,095	1,106
5.375% 9/1/18 (FSA Insured)	1,155	1,166
5.375% 9/1/19 (FSA Insured)	1,210	1,220
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,700
Los Angeles Dept. Arpt. Rev. Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,103
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,377
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,543
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	3,009
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2004 C, 5% 7/1/34 (Pre-Refunded to 7/1/14 @ 100)	1,500	1,577
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	7,865	9,346
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,063
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Muni. Impt. Corp. Lease Rev.: - continued
Series 2012 C, 5% 3/1/26	$ 3,000	$ 3,350
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,150
Series 2007 A1, 4.5% 1/1/28	6,900	7,398
Series 2011 A1, 5% 7/1/21	10,510	12,911
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	10,000	12,044
Series 2012 B, 5% 6/1/28	4,800	5,547
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,500	1,811
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,652
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	540
5% 7/1/39	4,095	4,357
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,637
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	781
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,565
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,774
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,561
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,633
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,193
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,645
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	939
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	872
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	4,017
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	788
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	$ 1,650	$ 1,844
5% 9/1/25	1,000	1,098
5% 9/1/26	1,155	1,267
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,496
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,941
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,562
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,006
12% 8/1/17 (FSA Insured)	1,000	1,429
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.):
Series 2009 A, 5% 12/1/24	2,000	2,084
Series 2011 A, 6% 12/1/40	3,000	3,608
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,766
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,114
5% 9/1/17 (AMBAC Insured)	2,735	3,110
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	5,192
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	2,222
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	3,000	3,508
Series 2012, 5% 1/15/25	3,460	3,966
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	1,000	1,169
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,008
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,200
6.5% 8/1/24	1,220	1,388
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,389
5% 2/1/23	5,000	5,676
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	$ 5,000	$ 2,087
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	4,735	4,741
Placentia Pub. Fing. Auth. Rev. 4% 9/1/13	1,855	1,864
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,581
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	752
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	11,574
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,256
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,526
Series 2011 O, 5% 5/1/22 (d)	4,500	5,177
Series 2012 P:
5% 5/1/22 (d)	2,500	2,907
5% 5/1/24 (d)	2,820	3,211
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	5,427
Series 2011, 0% 8/1/46	10,150	1,993
Series B:
0% 8/1/33	4,840	1,943
0% 8/1/35	9,000	3,202
0% 8/1/37	6,325	2,006
0% 8/1/38	20,710	6,204
0% 8/1/40	5,000	1,339
0% 8/1/41	5,000	1,269
Poway Unified School District Pub. Fing. 5% 9/15/26	940	1,060
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,685	6,586
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,711
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	3,907
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	$ 2,020	$ 2,040
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,144
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,788
Rocklin Unified School District:
Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	1,828
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	4,199
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	4,165
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,129
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	3,579
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,006
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	983
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,254
Sacramento City Fing. Auth. Rev.:
(Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	7,131
Series A, 0% 12/1/26 (FGIC Insured)	6,000	3,090
Sacramento Muni. Util. District Elec. Rev.:
Series 2003 R, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100)	4,830	4,875
Series 2012 Y, 5% 8/15/27	2,800	3,240
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,971
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	3,048
San Bernadino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured) (b)	1,100	1,293
5% 8/1/24 (FSA Insured) (b)	1,250	1,451
5% 8/1/25 (FSA Insured) (b)	2,000	2,291
5% 8/1/27 (FSA Insured) (b)	2,000	2,253
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	5,900	7,446
6.5% 8/1/28 (Pre-Refunded to 8/1/18 @ 100)	2,445	3,116
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	$ 3,000	$ 3,271
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	11,416
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,443
San Diego Pub. Facilities Fing. Auth. (Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,939
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,216
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,706
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,205
5% 11/15/17 (AMBAC Insured)	2,000	2,197
5% 11/15/18 (AMBAC Insured)	2,000	2,190
(The Bishop's School Proj.) Series A, 6% 9/1/34 (Pre-Refunded to 9/1/14 @ 100)	2,090	2,238
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2005:
5% 7/1/14 (Escrowed to Maturity) (d)	1,000	1,048
5.25% 7/1/16 (Escrowed to Maturity) (d)	1,400	1,590
Series 2013 A, 5% 7/1/43	18,840	20,536
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,710
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	4,053
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,635	954
Series 2008 C:
0% 7/1/40	15,985	4,254
0% 7/1/42	16,185	3,862
Series 2008 E, 0% 7/1/47 (a)	8,700	3,537
Series C:
0% 7/1/46	13,500	2,636
0% 7/1/47	4,000	744
San Fran City and County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	885	943
5% 8/1/19	1,115	1,241
5% 8/1/21	800	907
5% 8/1/23	1,000	1,138
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Fran City and County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A: - continued
5% 8/1/24	$ 750	$ 851
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,005
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,519
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	3,022
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,145
6.625% 8/1/39	1,000	1,154
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,354
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,079
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,981
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,672
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	5,836
5.5% 1/15/28	1,060	1,060
Series A:
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,746
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	2,877
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	1,930
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,081
5% 6/1/26	3,000	3,453
5% 6/1/33	9,035	10,008
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,329
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Int'l. Arpt. Rev. Series 2007 A: - continued
5% 3/1/24 (AMBAC Insured) (d)	$ 9,690	$ 10,492
5% 3/1/37 (AMBAC Insured) (d)	10,000	10,319
San Jose Unified School District Santa Clara County Series 2002 B, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,750	1,926
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,221
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,960
San Marcos Unified School District Series A, 5% 8/1/38	5,000	5,435
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,777
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,139
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,486
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,012
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	962
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,457
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,077
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,758
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,622
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,212
0% 9/1/22 (AMBAC Insured)	2,900	2,071
0% 9/1/25 (AMBAC Insured)	6,800	4,163
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	558
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,661
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,687
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,453
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,495	$ 1,409
Stockton Unified School District Gen. Oblig.:
5% 7/1/23 (FSA Insured)	1,270	1,439
5% 7/1/24 (FSA Insured)	1,350	1,516
5% 7/1/25 (FSA Insured)	1,060	1,182
5% 7/1/26 (FSA Insured)	1,110	1,228
5% 7/1/27 (FSA Insured)	1,065	1,171
5% 1/1/29 (FSA Insured)	600	651
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,471
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,035
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	6,060
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,356
6% 6/1/22	1,100	1,104
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,989
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,792
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	2,900	3,017
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,263
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	3,002
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	919
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,392
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G:
4% 5/15/19	1,305	1,456
4% 5/15/20	615	683
5% 5/15/19	2,830	3,316
Univ. of California Revs.:
(Ltd. Proj.) Series 2007 D, 5% 5/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,694
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	786
5.5% 5/15/24 (AMBAC Insured)	370	371
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Series 2009 O, 5.75% 5/15/34	$ 9,900	$ 11,697
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	2,093
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,076
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100)	1,380	1,485
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,920
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,174
5% 11/1/25	1,000	1,165
5% 11/1/26	1,000	1,156
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,318
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,340
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,326
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,185
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	542
5.25% 8/1/16 (Pre-Refunded to 8/1/13 @ 100)	1,000	1,008
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,391
6.25% 7/1/39	7,015	7,967
Series 2010 A, 5.5% 7/1/38	3,100	3,372
Series A:
5% 7/1/23	1,460	1,571
5% 7/1/25	1,665	1,775
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,685
Series 2012, 5% 8/1/32	8,265	9,140
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,895
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,423
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,558
		1,918,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
5.375% 10/1/14	$ 685	$ 706
5.875% 10/1/18	1,565	1,722
		2,428
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 3.062% 7/1/21 (FGIC Insured) (c)	4,600	4,157
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,397
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A, 0% 8/1/54 (AMBAC Insured)	5,770	500
		12,054
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,633
Series 2009 B, 5% 10/1/25	1,500	1,650
Series A, 5.25% 10/1/15	1,255	1,327
		4,610
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,798,892)	1,937,503
NET OTHER ASSETS (LIABILITIES) - 0.8%	14,658
NET ASSETS - 100%	$ 1,952,161
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $1,796,993,000. Net unrealized appreciation aggregated $140,510,000, of which $145,426,000 related to appreciated investment securities and $4,916,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2013